Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 88,672,354.76
Previously Paid Amount	0.00
Total Fee Amount	12,245.66
Total Offset Amount	0.00
Net Fee	$ 12,245.66